Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

5.         Premises and Equipment

Major classifications of premises and equipment are summarized as follows at December 31 (in thousands):

December 31,	2024	2023

Land	$2,476	$2,476
Construction in progress	-	7
Buildings	10,177	10,121
Furniture and fixtures	4,387	4,272
Automobiles	160	162

Total	17,200	17,038
Less accumulated depreciation	(8,949)	(8,493)

Net	$8,251	$8,545

Depreciation expense for the years ended December 31, 2024 and 2023 amounted to $483,000 and $462,000, respectively.